Annual Operating Expenses {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-14 - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2022
Fidelity Advisor Intermediate Municipal Income Fund: Class A
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.64%
Fidelity Advisor Intermediate Municipal Income Fund: Class M
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual operating expenses	0.60%
Fidelity Advisor Intermediate Municipal Income Fund: Class C
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual operating expenses	1.37%
Fidelity Advisor Intermediate Municipal Income Fund: Class I
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.39%
Fidelity Advisor Intermediate Municipal Income Fund: Class Z
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.27%